Label	Element	Value
AIG Government Money Market Fund
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Supplement [Text Block]	ck0000724129_SupplementTextBlock

SunAmerica Money Market Funds, Inc.

AIG Government Money Market Fund

(the “Fund”)

Supplement dated April 1, 2019

to the Fund’s Summary Prospectus and Prospectus dated

April 30, 2018, as supplemented and amended to date

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Government Money Market Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective immediately, in the section of the Summary Prospectus entitled “Fees and Expenses of the Fund,” the first sentence of footnote 1 to the table is deleted in its entirety and replaced with the following:

A contingent deferred sales charge (“CDSC”) on Class A shares will apply only if: (i) the original purchase was Class A shares of another AIG fund which you subsequently exchanged into the Fund; (ii) the original purchase was $1,000,000 or more; and (iii) you redeem within one year from the original purchase date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AIG Government Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class A shares will apply only if: (i) the original purchase was Class A shares of another AIG fund which you subsequently exchanged into the Fund; (ii) the original purchase was $1,000,000 or more; and (iii) you redeem within one year from the original purchase date.